Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 148,326
Financial assets, ending balance	149,338	$ 148,326		$ 148,326
Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	309,606
Financial assets, ending balance	326,369	309,606		309,606
Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(1,066)			(3,447)
Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(922)
Total ECL income statement change for the period	(882)			(3,310)
Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	959,849
Financial assets, ending balance	850,209	959,849		959,849
Debt securities in issue | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	117,593
Financial assets, ending balance	123,161	117,593		117,593
Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(13)			(58)
Loans and advances to banks
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	112,902
Financial assets, ending balance	102,057	112,902		112,902
Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	112,902
Financial assets, ending balance	102,057	112,902		112,902
IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(1,053)			(3,389)
IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(77)			(35)
IFRS 9 | Performance and other guarantees not considered for IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(94)			(44)
12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	749
12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	946,764
Financial assets, ending balance	847,278	946,764		946,764
12-month expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	308,488
Financial assets, ending balance	323,858	308,488		308,488
12-month expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	111,469
Financial assets, ending balance	101,222	111,469		111,469
Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(951)
Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	12,602
Financial assets, ending balance	2,527	12,602		12,602
Lifetime expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,114
Financial assets, ending balance	2,511	1,114		1,114
Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,433
Financial assets, ending balance	835	1,433		1,433
Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(715)
Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	483
Financial assets, ending balance	404	483		483
Lifetime expected credit losses | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4
Financial assets, ending balance	0	4		4
Lifetime expected credit losses | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Lifetime expected credit losses | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	(5)
Lifetime expected credit losses | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Lifetime expected credit losses | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Lifetime expected credit losses | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Gross carrying/ nominal amount | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,990,378
Financial assets, ending balance	1,895,479	1,990,378		1,990,378
Gross carrying/ nominal amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,022,797
Financial assets, ending balance	1,901,204	2,022,797		2,022,797
Gross carrying/ nominal amount | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	103,186
Financial assets, ending balance	3,907	103,186		103,186
Gross carrying/ nominal amount | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	309,703
Financial assets, ending balance	326,465	309,703		309,703
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,670,773		$ 1,632,202	1,632,202
Net new and further lending/ repayments	25,553			35,906
Assets written off	(1,549)			(3,922)
Credit-related modifications that resulted in derecognition				(119)
Foreign exchange and others	(62,546)			6,706
Financial assets, ending balance	1,632,231	1,670,773		1,670,773
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Other	(2,500)			(7,700)
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Other	(35,300)
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	252,217
Financial assets, ending balance	230,189	252,217		252,217
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	960,271
Financial assets, ending balance	850,367	960,271		960,271
Gross carrying/ nominal amount | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	302,348
Financial assets, ending balance	318,238	302,348		302,348
Gross carrying/ nominal amount | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	112,917
Financial assets, ending balance	102,070	112,917		112,917
Gross carrying/ nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,700,821
Financial assets, ending balance	2,556,182	2,700,821		2,700,821
Gross carrying/ nominal amount | IFRS 9 | Non-trading reverse purchase agreement commitments
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	69,777
Financial assets, ending balance	73,584	69,777		69,777
Gross carrying/ nominal amount | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	960,271
Financial assets, ending balance	850,367	960,271		960,271
Gross carrying/ nominal amount | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	19,111
Financial assets, ending balance	975	19,111		19,111
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,820,843
Financial assets, ending balance	1,759,826	1,820,843		1,820,843
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,496,805		1,433,643	1,433,643
Transfers of financial instruments:	(11,716)			(18,948)
– transfers from stage 1 to stage 2	(62,466)			(150,728)
– transfers from stage 2 to stage 1	51,401			133,079
– transfers to stage 3	(984)			(1,986)
– transfers from stage 3	333			687
Net new and further lending/ repayments	44,715			77,693
Foreign exchange and others	(57,198)			4,417
Financial assets, ending balance	1,472,606	1,496,805		1,496,805
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	946,873
Financial assets, ending balance	847,374	946,873		946,873
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	308,525
Financial assets, ending balance	323,895	308,525		308,525
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	111,479
Financial assets, ending balance	101,231	111,479		111,479
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	169,535
Financial assets, ending balance	135,653	169,535		169,535
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	153,084		177,223	177,223
Transfers of financial instruments:	4,004			10,286
– transfers from stage 1 to stage 2	62,466			150,728
– transfers from stage 2 to stage 1	(51,401)			(133,079)
– transfers to stage 3	(7,705)			(8,600)
– transfers from stage 3	644			1,237
Net new and further lending/ repayments	(16,213)			(36,795)
Foreign exchange and others	(5,251)			2,370
Financial assets, ending balance	135,624	153,084		153,084
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	12,734
Financial assets, ending balance	2,553	12,734		12,734
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,173
Financial assets, ending balance	2,570	1,173		1,173
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,436
Financial assets, ending balance	837	1,436		1,436
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	20,799		21,207	21,207
Transfers of financial instruments:	7,712			8,662
– transfers to stage 3	8,689			10,586
– transfers from stage 3	(977)			(1,924)
Net new and further lending/ repayments	(2,949)			(4,956)
Assets written off	(1,549)			(3,922)
Credit-related modifications that resulted in derecognition				(119)
Foreign exchange and others	(97)			(73)
Financial assets, ending balance	23,916	20,799		20,799
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	664
Financial assets, ending balance	440	664		664
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5
Financial assets, ending balance	0	5		5
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2
Financial assets, ending balance	2	2		2
Gross carrying/ nominal amount | Lifetime expected credit losses | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	85		129	129
Net new and further lending/ repayments				(36)
Assets written off				0
Foreign exchange and others				(8)
Financial assets, ending balance	85	85		85
Gross carrying/ nominal amount | Lifetime expected credit losses | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Gross carrying/ nominal amount | Lifetime expected credit losses | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Gross carrying/ nominal amount | Lifetime expected credit losses | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,000)
Financial assets, ending balance	(11,100)	(12,000)		(12,000)
Increase (decrease) in financial assets	(4,800)			(5,700)
Allowance for ECL | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,507)
Financial assets, ending balance	(2,206)	(2,507)		(2,507)
Increase (decrease) in financial assets	(2,200)			(2,500)
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,511)
Financial assets, ending balance	(10,681)	(11,511)		(11,511)
Allowance for ECL | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(324)
Financial assets, ending balance	(53)	(324)		(324)
Allowance for ECL | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(97)
Financial assets, ending balance	(96)	(97)		(97)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(12,014)
Financial assets, ending balance	(11,149)	(12,014)		(12,014)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,495)		(11,954)	(11,954)
Net remeasurement of ECL arising from transfer of stage	(32)			(180)
Net new and further lending/ repayments	810			1,596
Changes to risk parameters – credit quality	(1,735)			(4,830)
Changes to models used for ECL calculation	35			31
Assets written off	(1,549)			3,922
Credit-related modifications that resulted in derecognition				95
Foreign exchange and others	(27)			(175)
Financial assets, ending balance	(10,895)	(11,495)		(11,495)
ECL income statement change for the period				(3,383)
Recoveries	126			268
Other	(86)			(195)
Total ECL income statement change for the period		1,968	1,342
Increase (decrease) in financial assets	600
Increase (decrease) through volume movements	810
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Wholesale
Increase (decrease) in financial assets [abstract]
Assets written off	(780)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Personal
Increase (decrease) in financial assets [abstract]
Assets written off	(769)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Other	42			70
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Assets held for sale | Banking business in Canada
Increase (decrease) in financial assets [abstract]
Other	21
Allowance for ECL | Non-trading reverse purchase agreement commitments | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Allowance for ECL | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(422)
Financial assets, ending balance	(158)	(422)		(422)
Allowance for ECL | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(97)
Financial assets, ending balance	(96)	(97)		(97)
Allowance for ECL | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(15)
Financial assets, ending balance	(13)	(15)		(15)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(11,917)
Financial assets, ending balance	(11,053)	(11,917)		(11,917)
Allowance for ECL | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(422)
Financial assets, ending balance	(158)	(422)		(422)
Allowance for ECL | IFRS 9 | Other financial assets measured at amortised cost | Financial assets at amortised cost, category | Assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21
Financial assets, ending balance	(5)	21		21
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(754)
Financial assets, ending balance	(743)	(754)		(754)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,300)		(1,257)	(1,257)
Transfers of financial instruments:	(774)			(1,048)
– transfers from stage 1 to stage 2	226			442
– transfers from stage 2 to stage 1	(977)			(1,467)
– transfers to stage 3	5			23
– transfers from stage 3	(28)			(46)
Net remeasurement of ECL arising from transfer of stage	647			917
Net new and further lending/ repayments	(64)			(185)
Changes to risk parameters – credit quality	150			307
Changes to models used for ECL calculation	16			(22)
Foreign exchange and others	48			(12)
Financial assets, ending balance	(1,277)	(1,300)		(1,300)
ECL income statement change for the period				1,017
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(109)
Financial assets, ending balance	(96)	(109)		(109)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(37)
Financial assets, ending balance	(37)	(37)		(37)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10)
Financial assets, ending balance	(9)	(10)		(10)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Wholesale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,753)
Financial assets, ending balance	(1,463)	(1,753)		(1,753)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,102)		(3,710)	(3,710)
Transfers of financial instruments:	1,428			2,228
– transfers from stage 1 to stage 2	(226)			(442)
– transfers from stage 2 to stage 1	977			1,467
– transfers to stage 3	806			1,379
– transfers from stage 3	(129)			(176)
Net remeasurement of ECL arising from transfer of stage	(552)			(973)
Net new and further lending/ repayments	289			661
Changes to risk parameters – credit quality	(685)			(1,262)
Changes to models used for ECL calculation	(3)			46
Foreign exchange and others	89			(92)
Financial assets, ending balance	(2,536)	(3,102)		(3,102)
ECL income statement change for the period				(1,528)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(132)
Financial assets, ending balance	(26)	(132)		(132)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(59)
Financial assets, ending balance	(59)	(59)		(59)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3)
Financial assets, ending balance	(2)	(3)		(3)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(7,063)		(6,949)	(6,949)
Transfers of financial instruments:	(654)			(1,180)
– transfers to stage 3	(811)			(1,402)
– transfers from stage 3	157			222
Net remeasurement of ECL arising from transfer of stage	(127)			(124)
Net new and further lending/ repayments	587			1,117
Changes to risk parameters – credit quality	(1,197)			(3,896)
Changes to models used for ECL calculation	22			7
Assets written off	1,549			3,922
Credit-related modifications that resulted in derecognition				95
Foreign exchange and others	(164)			(55)
Financial assets, ending balance	(7,047)	(7,063)		(7,063)
ECL income statement change for the period				(2,896)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(181)
Financial assets, ending balance	(36)	(181)		(181)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1)
Financial assets, ending balance	0	(1)		(1)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2)
Financial assets, ending balance	(2)	(2)		(2)
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(30)		$ (38)	(38)
Net new and further lending/ repayments	(2)			3
Changes to risk parameters – credit quality	(3)			21
Assets written off				0
Foreign exchange and others				(16)
Financial assets, ending balance	(35)	(30)		(30)
ECL income statement change for the period				24
Allowance for ECL | Lifetime expected credit losses | – POCI | Other financial assets measured at amortised cost | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Allowance for ECL | Lifetime expected credit losses | – POCI | Debt securities in issue | Debt instruments at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0		0
Allowance for ECL | Lifetime expected credit losses | – POCI | Loans and advances to banks | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	$ 0	$ 0		$ 0